License Agreements	12 Months Ended
Dec. 31, 2019
License Agreements Disclosure [Abstract]
License Agreements
10. License agreements
NIH
The Company has an agreement with the U.S. Department of Health and Human Services, as represented by The National Heart, Lung, and Blood Institute, an Institute of the National Institutes of Health (“NIH”), entered into in 2017, pursuant to which NIH granted the Company a non-exclusive
license, with the right to grant sublicenses, under certain NIH intellectual property related to the Company’s ceDNA construct. In July 2019, the agreement was amended to include Association Institut de Myologie, Universite Pierre et Marie Curie, Centre National de la Recherche Scientifique, and Inserm Transfert SA, collectively referred to as the French Institutions, as a licensor.
The Company is obligated to make future milestone payments of up to $0.4 million per licensed product upon the achievement of specified milestones as well as royalties on a licensed product-by-licensed
product and
country-by-country basis
of a low single digit percentage of annual net sales of licensed products. The Company is obligated to pay a high single-digit royalty percentage of all sublicensing income. The royalties on net sales may be reduced by up to 25% in certain circumstances as defined in the agreement. The Company’s royalty obligation expires on a licensed product-by-licensed product
and
country-by-country basis
upon the expiration of the
last-to-expire
licensed intellectual property rights in such country. Additionally, the Company is required to reimburse the French Institutions for a portion of certain past and ongoing patent related expenses related to the licensed technology. The agreement requires the Company to use reasonable commercial efforts to meet certain performance milestones and execute a commercial development plan within specified timeframes.

Unless terminated earlier, the agreement remains in effect until the last to expire of the licensed patent rights on a licensed product-by-licensed
product and
country-by-country basis.
NIH and the French Institutions may terminate the agreement if the Company fails to perform its material obligations, including but not limited to its failure to meet the applicable performance milestones despite using commercially reasonable efforts, and has not remediated such deficiency within a specified time period. NIH and the French Institutions can terminate the agreement in the event the Company becomes insolvent, files a petition in bankruptcy, has such a petition filed against it, or determines to file a petition in bankruptcy. In addition, NIH and the French Institutions may terminate the agreement in the event of a material breach by the Company and failure to cure such breach within a certain period of time. The company is currently in compliance with the terms of the agreement. The Company can voluntarily terminate the agreement with prior notice to NIH and the French Institutions.
During each of the years ended December 31, 2018 and 2019, the Company recorded research and development expense of less than $0.1 million under this agreement.
UMass
The Company has an agreement with the University of Massachusetts as represented by and solely on behalf of its Medical School (“UMass”), entered into in 2017, pursuant to which UMass granted the Company an exclusive license, with the right to grant sublicenses, under the UMass intellectual property related to the Company’s ceDNA construct.
The Company is obligated to make future milestone payments of up to $0.8 million per licensed product upon the achievement of specified milestones as well as royalties on a licensed product-by-licensed
product and
country-by-country basis
of a low single digit percentage of annual net sales of licensed products, subject to annual minimum royalties as defined in the agreement. Additionally, the Company has agreed to pay a low-to-mid
single-digit royalty percentage of all sublicensing income, which will vary depending on when the sublicense agreement to a third party was executed. The milestone payments are non-refundable
and
non-creditable
against any other payments due to UMass under the agreement. The Company’s royalty obligation expires on a licensed product-by-licensed product
and
country-by-country basis
upon the expiration of the
last-to-expire
licensed intellectual property rights in such country. The agreement requires the Company to use diligent efforts to meet certain performance milestones within specified timeframes.
As part of the arrangement, the Company agreed to issue 125,677 shares of its common stock to UMass. The Company recorded $0.1 million as research and development expense and additional-paid-in
capital at the time of the agreement in 2017, representing the fair value of the common stock at that time. The shares were issued in August 2019.
Unless terminated earlier, the agreement will continue until the last-to-expire
valid claim of the licensed patents. UMass may terminate the agreement if the Company fails to perform its material obligations, including but not limited to its failure to meet the applicable performance milestones despite using commercially reasonable efforts, and has not remediated such deficiency within a specified time period or negotiated a revised performance timeline. UMass can terminate the agreement if the Company fails to make any payments within a specified period after receiving written notice of such failure, or in the event of a material breach by the Company and failure to cure such breach within a certain period of time. The Company is currently in compliance with the terms of the agreement. The Company can voluntarily terminate the agreement with prior notice to UMass.
During each of the years ended December 31, 2018 and 2019, the Company recorded research and development expense of less than $0.1 million under this agreement.

Other license agreements
The Company has other license agreements under which it may become subject to future additional fees and milestone payments.